Monachil Credit Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

As of March 31, 2023

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES - 38.00%
	ASSET BACKED SECURITIES - 10.50%
259,014	American Credit Acceptance Receivables Trust 2021-1 [3,4] 0.830%, 3/15/2027	$254,841

125,000	GM Financial Automobile Leasing Trust 2023-1 [4] 5.270%, 6/20/2025	124,870

367,674	Oportun Issuance Trust 2022-3 [3,4] 7.451%, 1/8/2030	368,628

254,750	Santander Drive Auto Receivable Trust 2022-4 [4] 4.050%, 7/15/2025	254,100

366,818	Santander Drive Auto Receivable Trust 2021-1 [4] 0.750%, 2/17/2026	361,765

190,000	Santander Drive Auto Receivable Trust 2020-1 [4] 5.350%, 3/15/2028	189,446

231,441	Toyota Auto Receivables 2022-B Owner Trust [4] 2.350%, 1/15/2025	229,399

400,000	Upstart Securitization Trust 2021-3 [3,4] 1.660%, 7/20/2031	380,655
		2,163,704
	LUXEMBOURG - 14.44%
2,800,000	AAFS Securitisation SA 15.00%, 9/26/2025	2,975,816

	RECEIVABLE CLAIMS PORTFOLIO - 13.06%
3,976	Pool of Trade Receivables Purchase Deed No. 62 3/20/2023	3,212

5,430	Pool of Trade Receivables Purchase Deed No. 63 3/27/2023	4,386

2,750	Pool of Trade Receivables Purchase Deed No. 66 4/10/2023	2,221

10,354	Pool of Trade Receivables Purchase Deed No. 68 4/16/2023	8,364

131,775	Pool of Trade Receivables Purchase Deed No. 69 3/18/2023	93,926

10,596	Pool of Trade Receivables Purchase Deed No. 70 4/23/2023	8,559

6,842	Pool of Trade Receivables Purchase Deed No. 71 4/14/2023	5,520

25,441	Pool of Trade Receivables Purchase Deed No. 72 4/26/2023	18,968

Monachil Credit Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

As of March 31, 2023

62,408	Pool of Trade Receivables Purchase Deed No. 73 4/30/2023	45,761

39,312	Pool of Trade Receivables Purchase Deed No. 74 5/7/2023	29,960

24,097	Pool of Trade Receivables Purchase Deed No. 75 4/11/2023	19,460

84,230	Pool of Trade Receivables Purchase Deed No. 76 5/14/2023	67,950

42,504	Pool of Trade Receivables Purchase Deed No. 77 5/10/2023	31,438

160,529	Pool of Trade Receivables Purchase Deed No. 78 6/16/2023	121,957

51,425	Pool of Trade Receivables Purchase Deed No. 79 6/22/2023	41,422

152,158	Pool of Trade Receivables Purchase Deed No. 80 6/24/2023	121,896

904,937	Pool of Trade Receivables Purchase Deed No. 81 5/22/2023	693,098

177,742	Pool of Trade Receivables Purchase Deed No. 82 6/28/2023	135,039

428,140	Pool of Trade Receivables Purchase Deed No. 83 7/5/2023	316,678

258,117	Pool of Trade Receivables Purchase Deed No. 84 6/11/2023	197,376

264,982	Pool of Trade Receivables Purchase Deed No. 85 7/11/2023	207,042

170,956	Pool of Trade Receivables Purchase Deed No. 86 6/18/2023	137,675

52,857	Pool of Trade Receivables Purchase Deed No. 87 6/22/2023	42,461

184,186	Pool of Trade Receivables Purchase Deed No. 88 6/25/2023	141,695

245,764	Pool of Trade Receivables Purchase Deed No. 89 6/25/2023	195,404
		2,691,468
	TOTAL FIXED INCOME SECURITIES
	(Cost $8,157,925)	7,830,988

Monachil Credit Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

As of March 31, 2023

	U.S. GOVERNMENT - 62.37%
	U.S. TREASURY BILL - 62.37%
2,000,000	3.460%, 4/11/2023	1,997,976
3,000,000	3.876%, 4/18/2023	2,994,312
900,000	3.926%, 4/20/2023	898,012
1,600,000	4.253%, 4/25/2023	1,595,536
2,000,000	4.355%, 5/16/2023	1,989,036
3,000,000	4.151%, 5/23/2023	2,980,824
400,000	2.795%, 6/15/2023	396,243
	TOTAL U.S. GOVERNMENT
	(Cost $12,854,983)	12,851,939

	TOTAL INVESTMENTS - 100.37%
	(Cost $21,012,908)	20,682,927
	Liabilities in Excess of Other Assets - (0.37)% [2]	(75,939)
	TOTAL MEMBER'S EQUITY - 100.00%	$20,606,988

[1]	Local Currency
[2]	Includes Cash, Cash equivalents, Unrealized appreciation on forward foreign currency exchange contracts, Dividends and interest, and Total liabilities.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,004,124, which represents 4.87% of the total net assets of the Fund.
[4]	Callable

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - (Continued) (Unaudited)
As of March 31, 2023

FORWARD FOREIGN CURRENCY CONTRACTS

				Currency			Unrealized
		Currency	Settlement	Amount		Value at	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Notional Value	March 31, 2023	(Depreciation)
Euro	Alpha FX	EUR per USD	April 10, 2023	(100,000)	$(107,260)	$(108,515)	$(1,255)
Euro	Alpha FX	EUR per USD	April 28, 2023	(100,000)	(105,630)	(108,620)	(2,990)
Euro	Alpha FX	EUR per USD	April 28, 2023	(100,000)	(106,890)	(108,620)	(1,730)
Euro	Alpha FX	EUR per USD	May 6, 2023	(4,580,000)	(5,003,192)	(4,977,417)	25,775
Euro	Alpha FX	EUR per USD	May 22, 2023	(100,000)	(106,060)	(108,779)	(2,719)
Euro	Alpha FX	EUR per USD	May 31, 2023	(100,000)	(108,500)	(108,829)	(329)
					$(5,537,532)	$(5,520,780)	$16,752

EUR - Euro

See accompanying Notes to Financial Statements.